Prepayments and Other Current Assets - Summary of prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid rental and deposits	¥ 7,414	¥ 15,798
Prepayments to suppliers and other business related expenses	14,587	19,383
Receivables related to exercise of employee options	3,390	4,105
Costs to fulfill contracts with customers	1,568	5,087
Others	5,298	4,990
Total	¥ 32,257	¥ 49,363